Tax assets and liabilities	12 Months Ended
Dec. 31, 2023
Tax assets and liabilities
Tax assets and liabilities

C7    Tax assets and liabilities

Accounting policies on deferred tax are included in note B3.

C7.1  Current tax

At 31 December 2023, of the $34 million (31 December 2022: $18 million) current tax recoverable, the majority is expected to be recovered within 12 months after the reporting period.

At 31 December 2023, the current tax liability of $275 million (31 December 2022: $208 million) includes $93 million (31 December 2022: $79 million) of provisions for uncertain tax matters. Further detail is provided in note B3.2.

C7.2  Deferred tax

The statement of financial position contains deferred tax assets of $156 million(31 December 2022: $140 million) and deferred tax liabilities of $1,250 million (31 December 2022: $1,139 million), which are presented on a net basis in each of the categories below for the purpose of this movement analysis only:

	2023 $m
			Other
			movements
	Net deferred		including	Net deferred
	tax (assets)	Movement in	foreign	tax (assets)
	liabilities at	income	exchange	liabilities at
	1 Jan	statement	movements	31 Dec
Unrealised losses or gains on investments	(129)	268	(10)	129
Balances relating to insurance and reinsurance contracts	1,255	(87)	2	1,170
Short-term temporary differences	(96)	2	—	(94)
Unused tax losses	(31)	(79)	(1)	(111)
Net deferred tax liabilities note	999	104	(9)	1,094

	2022 $m
		Effect of initial			Other
		application of	Restated net		movements
	Net deferred	IFRS 17 and	deferred tax		including	Net deferred
	tax (assets)	classification	(assets)	Movement in	foreign	tax (assets)
	liabilities	overlay of	liabilities	income	exchange	liabilities
	at 1 Jan	IFRS 9	at 1 Jan	statement	movements	at 31 Dec
Unrealised losses or gains on investments	239	—	239	(361)	(7)	(129)
Balances relating to insurance and reinsurance contracts	2,091	(1,092)	999	297	(41)	1,255
Short-term temporary differences	333	(469)	(136)	29	11	(96)
Unused tax losses	(67)	—	(67)	32	4	(31)
Net deferred tax liabilities note	2,596	(1,561)	1,035	(3)	(33)	999

Note

Deferred tax assets and deferred tax liabilities in the statement of financial position are offset at an entity level (or in some cases at a jurisdiction level where relevant tax grouping rules apply) as permitted under IAS 12.

The Group has applied the mandatory exemption from recognising and disclosing information on the associated deferred tax assets and liabilities at 31 December 2023 as required by the amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’ referred to in note A2.2.

At 31 December 2023, a deferred tax asset of $54 million has been recognised in relation to unused UK tax losses and deductible temporary differences, due to an increase in forecast taxable profit in the UK tax group, which follows the change of tax residence of Prudential plc in March 2023 from the UK to Hong Kong. The Group has further unused tax losses and deductible temporary differences of $1,319 million (31 December 2022: $2,235 million) in respect of which no deferred tax asset has been recognised. $837 million of unused tax losses expired at the point of Prudential plc’s tax residency change. Of the unrecognised amounts, $108 million (31 December 2022: $103 million) relates to unused tax losses that will expire within the next ten years (potential tax benefit: $24 million), and the remainder of $1,211 million (31 December 2022: $1,295 million) has no expiry date (potential tax benefit: $240 million).

Some of the Group’s businesses are located in jurisdictions in which a withholding tax charge is incurred upon the distribution of earnings. At 31 December 2023, deferred tax liabilities of $225 million (31 December 2022: $210 million) have not been recognised in respect of such withholding taxes as the Group is able to control the timing of the distributions and it is probable that the timing differences will not reverse in the foreseeable future.